Earnings per share	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Earnings per share
Earnings per share

Basic earnings per share
The calculation of basic earnings per share at June 30, 2019 was based on a result attributable to ordinary shares of USD (19,030,395) (June 30, 2018: USD (51,602,299)) and a weighted average number of ordinary shares outstanding during the six month period ended June 30, 2019 of 216,994,426 (June 30, 2018: 164,550,509), calculated as follows:

Result attributable to ordinary shares

	For the six month period ended

(in thousands of USD except share and per share information)	June 30, 2019	June 30, 2018

Result for the period	(19,030)	(51,602)
Weighted average	216,994,426	164,550,509
Basic earnings per share (in USD)	(0.09)	(0.31)

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares

On issue at January 1, 2019	220,024,713	1,237,901	218,786,812	218,786,812
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	3,287,667	(3,287,667)	(1,792,386)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at June 30, 2019	220,024,713	4,525,568	215,499,145	216,994,426

Diluted earnings per share
For the six months ended June 30, 2019, the diluted earnings per share (in USD) amount to (0.09) (2018: (0.31)). At June 30, 2019, 236,590 outstanding options granted under the LTIP 2015 were excluded from the diluted weighted average number of ordinary shares calculation because their effect would have been anti-dilutive (June 30, 2018: 236,590 options).

Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2019	June 30, 2018

Weighted average of ordinary shares outstanding (basic)	216,994,426	164,550,509

Effect of share-based payment arrangements	—	84,164

Weighted average number of ordinary shares (diluted)	216,994,426	164,634,673

There are no more remaining outstanding instruments at June 30, 2019 which can give rise to dilution, except for the Euronav stock options of the LTIP 2015.